Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary of property dispositions

The following table is a summary of property dispositions whose operating results are reflected as discontinued operations in the Company’s consolidated statements of operations (dollars in thousands):

	Reporting Segment	Disposition Date	Property Type	Square Feet	Sale Proceeds	Gain(1)
Owings Mills Business Park (2)	Maryland	11/7/2012	Business Park	38,779	$3,472	$—
Goldenrod Lane	Maryland	5/31/2012	Office	23,518	2,663	161
Woodlands Business Center	Maryland	5/8/2012	Office	37,887	2,885	—
Airpark Place Business Center	Maryland	3/22/2012	Business Park	82,429	5,153	—
Aquia Commerce Center I & II	Northern Virginia	6/22/2011	Office	64,488	11,251	1,954
Gateway West	Maryland	5/27/2011	Office	111,481	4,809	—
Old Courthouse Square	Maryland	2/18/2011	Retail	201,208	10,824	—
7561 Lindbergh Drive	Maryland	6/16/2010	Industrial	36,000	3,911	557
Deer Park	Maryland	4/23/2010	Business Park	171,125	7,511	—

(1)

Impairment losses were recorded for the two buildings sold at Owings Mills Business Park, Airpark Place, Gateway West, Old Courthouse Square and Deer Park prior to their respective dispositions, therefore no gain or additional loss was recognized upon disposal.

(2)	Reflects the sale of two building in the six-building, 219,300 square foot business park.

Net (loss) income from discontinued operations

The following table summarizes the components of net loss from discontinued operations for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Revenues	$2,876	$6,527	$8,197
Property operating expenses	(1,842)	(3,365)	(4,255)
Depreciation and amortization	(1,147)	(1,993)	(2,316)
Interest expense, net of interest income	(368)	(351)	(353)
Impairment of real estate assets	(8,726)	(4,013)	(2,541)

Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557	—

Net loss from discontinued operations	$(7,253)	$(2,638)	$(1,268)